Schedule of Information Related to Stock Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding	689,520	903,320	[1]	24,697
Number of warrants, exercisable	689,320	903,120
Weighted average exercise price, Exercisable	$ 157.46	$ 124.82
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding	689,520	903,320	[2]
Warrant exercisable, weighted average remaining life in life	3 years 8 months 1 day	3 years 3 months 18 days	[2]
Number of warrants, exercisable	689,320	903,120	[2]
Pre Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, exercisable		131,500
Weighted average exercise price, Exercisable		$ 0.001
Exercise Price One [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 12.50	$ 12.50	[2]
Number of warrants, outstanding	586,200	800,000	[2]
Warrant exercisable, weighted average remaining life in life	3 years 6 months 29 days	3 years 2 months 12 days	[2]
Number of warrants, exercisable	586,200	800,000	[2]
Exercise Price Two [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 47.50	$ 47.50	[2]
Number of warrants, outstanding	20,347	20,347	[2]
Warrant exercisable, weighted average remaining life in life	4 years 11 months 12 days
Number of warrants, exercisable	20,347	20,347	[2]
Exercise Price Three [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 57.75	$ 57.75	[2]
Number of warrants, outstanding	19,965	19,965	[2]
Warrant exercisable, weighted average remaining life in life	4 years 3 months 7 days	4 years 6 months	[2]
Number of warrants, exercisable	19,965	19,965	[2]
Exercise Price Four [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 350.00	$ 350.00	[2]
Number of warrants, outstanding	27,551	27,551	[2]
Warrant exercisable, weighted average remaining life in life	4 years 25 days	4 years 3 months 18 days	[2]
Number of warrants, exercisable	27,551	27,551	[2]
Exercise Price Five [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 700.00	$ 700.00	[2]
Number of warrants, outstanding	13,944	13,944	[2]
Warrant exercisable, weighted average remaining life in life	3 years 8 months 12 days	4 years	[2]
Number of warrants, exercisable	13,944	13,944	[2]
Exercise Price Six [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 1,760.50	$ 1,760.50	[2]
Number of warrants, outstanding	300	300	[2]
Warrant exercisable, weighted average remaining life in life	3 months 7 days	1 year 1 month 6 days	[2]
Number of warrants, exercisable	100	100	[2]
Exercise Price Seven [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 2,415.00	$ 2,415.00	[2]
Number of warrants, outstanding	3,651	3,651	[2]
Warrant exercisable, weighted average remaining life in life	3 years 8 months 12 days	3 years 10 months 24 days	[2]
Number of warrants, exercisable	3,651	3,651	[2]
Exercise Price Eight [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 4,025.00	$ 4,025.00	[2]
Number of warrants, outstanding	17,335	17,335	[2]
Warrant exercisable, weighted average remaining life in life	3 years 8 months 12 days	4 years	[2]
Number of warrants, exercisable	17,335	17,335	[2]
Exercise Price Nine [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 4,053.00	$ 4,053.00	[2]
Number of warrants, outstanding	227	227	[2]
Warrant exercisable, weighted average remaining life in life	18 days	3 months 18 days	[2]
Number of warrants, exercisable	227	227	[2]

[1]	Warrants outstanding exclude
[2]	Warrants outstanding and exercisable exclude